Transactions with Related Parties - Additional Information (Detail) - USD ($)						6 Months Ended		8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	May 10, 2024	Apr. 10, 2024	Jul. 14, 2023	Jul. 07, 2023	Jul. 07, 2022	Jul. 14, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 18, 2022	Apr. 10, 2025	Dec. 31, 2024	Jul. 14, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition		$ 1,190,000									$ 3,000,000
Management fee expense									$ 189,640
Gain (loss) on disposition of property plant equipment									(9,268,610)
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability							$ 38,069,321	$ 162,500			162,500		$ 38,069,321
Consideration paid			$ 4,300,000
Consideration payable			$ 38,700,000								14,571,000
Accrued dividend							162,500						162,500
Payments to acquire productive assets				$ 43,000,000
Initial percentage of consideration paid			10.00%
Interest receivable							1,363,360						1,363,360
Interest payable							843,461						843,461
Discription of remining consideration payable												the difference between the Remaining Purchase Price and the amount of $38,700,000
Eco Spitfire [Member]
Related Party Transaction [Line Items]
Related party liability							0	14,715,810			14,715,810		0
Consideration paid	$ 1,619,000
Consideration payable	$ 14,571,000
Payments to acquire productive assets		16,190,000
Initial percentage of consideration paid	10.00%
Interest receivable								824,065			824,065
Interest payable								510,745			$ 510,745
Discription of remining consideration payable										the difference between the Remaining purchase price and the amount of $14,571,000
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired		15,000,000		40,000,000
Remaining purchase price		$ 13,381,000		$ 35,700,000
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels											1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee									440		$ 440
Eco Angelbay [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property plant and equipment					$ 18,500,000
Eco Bushfire [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property plant and equipment					20,500,000
Gain (loss) on disposition of property plant equipment					$ 9,268,610
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission											1.25%
Related party liability							38,531,016	16,319,561			$ 16,319,561		38,531,016
Related Party [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Related party fee						$ 1,636,640	1,363,360	824,065		$ 0	2,460,705	$ 0	1,363,360
Related Party [Member] | Manager [Member]
Related Party Transaction [Line Items]
Related party liability							$ 461,695	$ 1,441,251			1,441,251		$ 461,695
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee									$ 1,500		$ 2,500